Segment reporting (Details 4) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosures Of Geographical Areas [Line Items]
Revenues		₨ 279,164	[1]	$ 3,350	₨ 245,879	[1]	₨ 214,391	[1]
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		48,473			50,499		43,986
United States [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		135,565			106,683		80,564
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		22,301			21,228		20,879
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues	[2]	₨ 72,825			₨ 67,469		₨ 68,962

[1]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)
[2]	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.